Long-Term Investments - Schedule of Movement of Equity Method Investment (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Long-Term Investments [Abstract]
Beginning balance	$ 8,873	$ 1,900
Addition	2,176	6,860
Share of income in equity method investees	7	(41)
Foreign currency translation adjustment	310	154
Ending balance	$ 11,366	$ 8,873